Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2020
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Costs of Services and General Administrative Costs

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Costs of services	4,804.7	5,328.8	10,825.1
General and administrative costs	3,231.4	443.1	1,113.1
	8,036.1	5,771.9	11,938.2
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
Costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Staff costs	3,330.0	3,501.7	7,090.6
Establishment costs	314.4	331.7	672.9
Media pass-through costs	613.7	818.8	1,656.2
Other costs of services and general and administrative costs 2	3,778.0	1,119.7	2,518.5
	8,036.1	5,771.9	11,938.2
Note
s
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13 .
2
Other costs of services and general and administrative costs include £301.3 million (period ended 30 June 2019: £350.0 million; year ended 31 December 2019: £731.4 million) of other pass through costs.

Staff costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Wages and salaries	2,417.5	2,442.5	4,946.2
Cash-based incentive plans	17.2	64.8	227.6
Share-based incentive plans	30.6	30.0	66.0
Social security costs	304.6	304.9	591.7
Pension costs	86.4	83.5	169.7
Severance	18.8	16.1	42.6
Other staff costs	454.9	559.9	1,046.8
	3,330.0	3,501.7	7,090.6
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
Other costs of services and general and administrative costs include:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Amortisation and impairment of acquired intangible assets	53.1	52.8	121.5
Goodwill impairment	2,520.8	—	47.7
Gains on disposal of investments and subsidiaries	(16.0)	(40.6)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.4)	(0.4)
Investment and oth er write-downs	220.6	—	7.5
Restructuring and transformation costs	17.9	33.9	153.5
Restructuring costs in relation to COVID-19	39.3	—	—
Litigation settlement	—	(16.8)	(16.8)
Gain on sale of freehold property in New York	—	(7.9)	(7.9)
Depreciation of property, plant and equipment	88.2	88.5	185.5
Amortisation of other intangible assets	9.6	9.9	21.2
Depreciation of right-of-use assets	155.4	152.1	301.6
Short-term lease expense	19.7	49.9	83.8
Low-value lease expense	1.1	1.2	2.9
Note
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13 .